Derivative Instruments And Hedging Activities (Effects Of Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Amount of Gain (Loss) Recognized in Earnings	$ 0.4		$ 7.2		$ 3.3
Commodity Contract | Cost of Sales
Amount of Gain (Loss) Recognized in Earnings	(7.9)	[1]	0.6	[1]	(0.2)	[1]
Forward Contracts | Cost of Sales
Amount of Gain (Loss) Recognized in Earnings	2.3	[2]	3.3	[2]	2.2	[2]
Forward Contracts | Selling, General And Administrative
Amount of Gain (Loss) Recognized in Earnings	$ 6.0		$ 3.3		$ 1.3

[1]	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.
[2]	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.